Acquisitions and Disposals of Businesses and Assets (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended				7 Months Ended		12 Months Ended	10 Months Ended	12 Months Ended		0 Months Ended		6 Months Ended	7 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		6 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($) oz	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Aug. 01, 2010 Tau Lekoa [Member] South Africa [Member] USD ($) number	Aug. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Dec. 31, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Nov. 09, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ($)	Dec. 31, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ($)	May 31, 2008 B2 Gold Corporation [Member] Colombia [Member]	Jul. 20, 2012 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Jul. 21, 2012 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($) oz	Dec. 31, 2012 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Jul. 22, 2011 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Jul. 22, 2011 First Uranium (Pty) Limited [Member] South Africa [Member] CAD	Dec. 31, 2012 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Dec. 31, 2011 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Dec. 31, 2010 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Feb. 28, 2011 ISS International [Member] South Africa [Member] USD ($)	Dec. 31, 2011 ISS International [Member] South Africa [Member] USD ($)	Feb. 08, 2012 AGA Polymetal Strategic Alliance [Member] Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2012 AGA Polymetal Strategic Alliance [Member] Other, including corporate, and Non-gold producing subsidiaries [Member] USD ($)	Dec. 31, 2012 Serra Grande [Member]	Dec. 31, 2012 Serra Grande [Member] Brazil [Member] USD ($)	Dec. 03, 2012 Rand Refinery [Member]	Dec. 03, 2012 Rand Refinery [Member] South Africa [Member] USD ($)	Dec. 31, 2012 Rand Refinery [Member] South Africa [Member]	Mar. 19, 2013 Rand Refinery [Member] South Africa [Member]
Acquisitions [Abstract]
Business Combination Step Acquisition Equity Interest In Acquiree Percentage																											50.00%
Equity Interest Acquired (Percent)													15.90%				19.79%	19.79%								50.00%	50.00%
Price per share acquired [Per Share]																	$ 0.64	0.60
Number of shares acquired [Shares]																	47,065,916	47,065,916
Business Acquisition Cost Of Acquired Entity Cash Paid																											$ 215
Business Acquisition Entity Acquired And Reason For Acquisition [Abstract]
Business Acquisition Name Of Acquired Entity															First Uranium (Pty) Limited		First Uranium (Pty) Limited	First Uranium (Pty) Limited									Serra Grande ("Crixas") mine
Pre-existing Customer Gold Sales (Percent)	25.00%														25.00%
Pre-existing Customer Gold Sales Cap (Ounces)	312,500														312,500
Business Acquisition Date Of Acquisition [Abstract]
Business Acquisition Date Of Acquisition Agreement															Jul. 20, 2012		Jul. 22, 2011	Jul. 22, 2011									Jun. 28, 2012
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Acquisition of subsidiary and loan	335	0	0												335
Business Acquisition Purchase Price Allocation Assets Acquired Liabilities Assumed Net [Abstract]
Property, plant and equipment																616			616
Other long-term assets																3			3
Restricted cash																3			3
Deferred taxation assets																52			52
Inventories																134			134
Trade and other receivables																2			2
Cash and cash equivalents																5			5
Assets																815			815
Other non-current liabilities																342			342
Deferred taxation liabilities																61			61
Provision for environmental rehabilitation																37			37
Loans from group companies																204			204
Accounts payable and other current liabilities																49			49
Liabilities																693			693
Total identifiable net assets at fair value																122			122
Purchase consideration																131	30		131
Goodwill recognized on acquisition																9			9
Net cash acquired with the subsidiary	5	0	0											5
Cash paid - Share capital acquired														(131)
Cash paid - Loan acquired														(204)
Payments To Acquire Businesses Net Of Cash Acquired														(330)
Business Acquisition Pro Forma Information [Abstract]
Business Acquisition Pro Forma Information Description																			The pro forma information is not indicative of the results of operations that would have occurred had the acquisition been consummated on January 1, 2012 or the group’s future results of operations.
Business Combination Pro Forma Information Revenue Of Acquiree Since Acquisition Date Actual																41
Business Combination Pro Forma Information Earnings Or Loss Of Acquiree Since Acquisition Date Actual																33
Total revenue																			6,494	6,767	5,483
Net income - attributable to AngloGold Ashanti																			838	1,442	137
Business Acquisition Cost Of Acquired Entity Transaction Costs																3			3
Disposals [Abstract]
Disposal Date								Aug. 01, 2010	Aug. 01, 2010		Nov. 09, 2010											Feb. 28, 2011		Feb. 08, 2012					Dec. 03, 2012
Equity Method Investment Net Sales Proceeds											68														20
Proceeds on disposal of subsidiary	6	9	0																										6
Percent Disposed [Percent]											10.17%																	5.00%	5.00%		4.24%
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions [Percent]																														48.03%
Selling Price Or Consideration								85	600													9
Number Of Tranches								2	2
Selling Price - First Tranch						64	450
Selling Price - Second Tranch				21	150
Number of shares disposed [Shares]											31,556,650
Profit Realised On Disposal																							2		20
Loss on sale of Tau Lekoa Gold mine										7
Gain Loss On Sale Of Investments	0	0	52									45
Fair Value Disclosures [Abstract]
Fair value of consideration received	6	9	0																										6
Fair value of residual value of investment																													57
Noncontrolling interest	45																												45
Less: Carrying value of assets disposed																													(94)
Total profit on disposal																													$ 14